UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Banks (41.4%)

Banco de Sabadell SA (Spain)	26,018	$73,501

Bank of America Corp.	29,400	500,976

Bank of Ireland (Ireland)(NON)	439,277	179,576

Bank of Queensland, Ltd. (Australia)	10,389	108,716

Credicorp, Ltd. (Peru)	1,252	207,407

DNB ASA (Norway)	11,035	182,933

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)	77,989	160,023

Grupo Financiero Banorte SAB de CV (Mexico)	30,100	170,647

ING Groep NV GDR (Netherlands)(NON)	24,450	356,993

JPMorgan Chase & Co.	9,847	592,397

KeyCorp	7,300	98,550

Metro Bank PLC (acquired 01/15/14, cost $96,022) (Private) (United Kingdom)(F)(RES)(NON)	4,511	93,802

Natixis SA (France)	26,470	186,909

Societe Generale SA (France)	3,096	153,769

Sumitomo Mitsui Financial Group, Inc. (Japan)	8,100	305,423

SVB Financial Group(NON)	900	94,635

TSB Banking Group PLC (United Kingdom)(NON)(S)	35,775	147,883

UniCredit SpA (Italy)	18,721	137,950

United Overseas Bank, Ltd. (Singapore)	12,000	220,381

Virgin Money Holdings UK PLC (United Kingdom)(NON)	33,006	147,448

Wells Fargo & Co.	11,100	604,728

		4,724,647
Capital markets (12.6%)

BGP Holdings PLC (Malta)(F)	82,319	102

Carlyle Group LP (The)	4,063	116,324

Charles Schwab Corp. (The)	11,400	322,848

E*Trade Financial Corp.(NON)	3,900	88,959

KKR & Co. LP	7,700	171,556

Morgan Stanley	8,900	313,102

Partners Group Holding AG (Switzerland)	613	175,848

State Street Corp.	2,200	168,806

WisdomTree Investments, Inc.	5,300	80,507

		1,438,052
Consumer finance (2.3%)

American Express Co.	2,900	268,018

		268,018
Diversified financial services (3.6%)

Challenger, Ltd. (Australia)	34,463	186,277

CME Group, Inc.	2,600	220,064

		406,341
Hotels, restaurants, and leisure (0.8%)

Dalata Hotel Group PLC (Ireland)(F)(NON)	24,684	88,704

		88,704
Household durables (1.6%)

Persimmon PLC (United Kingdom)	7,619	182,047

		182,047
Insurance (21.4%)

Admiral Group PLC (United Kingdom)	5,886	113,972

AIA Group, Ltd. (Hong Kong)	65,200	376,161

American International Group, Inc.	6,000	328,800

Assured Guaranty, Ltd.	6,700	171,252

China Pacific Insurance (Group) Co., Ltd. (China)	26,800	111,970

Genworth Financial, Inc. Class A(NON)	15,000	136,350

Hartford Financial Services Group, Inc. (The)	8,000	330,400

Intact Financial Corp. (Canada)	3,200	222,139

MS&AD Insurance Group Holdings (Japan)	4,000	93,399

Prudential PLC (United Kingdom)	12,769	308,119

St James's Place PLC (United Kingdom)	19,990	247,347

		2,439,909
IT Services (1.6%)

Visa, Inc. Class A	705	182,024

		182,024
Professional services (0.5%)

Verisk Analytics, Inc. Class A(NON)	900	55,782

		55,782
Real estate investment trusts (REITs) (3.9%)

American Tower Corp.	1,500	157,515

Beni Stabili SpA (Italy)	161,023	112,050

Hibernia REIT PLC (Ireland)(NON)	125,840	176,939

		446,504
Real estate management and development (2.4%)

Kennedy-Wilson Holdings, Inc.	4,100	106,559

Mitsui Fudosan Co., Ltd. (Japan)	3,000	86,715

Nexity SA (France)	2,008	78,280

		271,554
Software (2.1%)

Fidessa Group PLC (United Kingdom)	3,355	124,752

SS&C Technologies Holdings, Inc.(NON)	2,175	109,946

		234,698
Thrifts and mortgage finance (1.5%)

Radian Group, Inc.	9,700	165,385

		165,385
Transportation infrastructure (1.5%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)	31,000	176,572

		176,572

Total common stocks (cost $8,637,918)		$11,080,237

SHORT-TERM INVESTMENTS (4.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	141,667	$141,667

Putnam Short Term Investment Fund 0.09%(AFF)	315,034	315,034

Total short-term investments (cost $456,701)		$456,701

TOTAL INVESTMENTS

Total investments (cost $9,094,619)(b)		$11,536,938

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $4,920,335) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/21/15	$71,476	$73,185	$(1,709)
Barclays Bank PLC
	Australian Dollar	Buy	1/21/15	44,853	45,909	(1,056)
	British Pound	Sell	12/17/14	459,973	485,181	25,208
	Canadian Dollar	Buy	1/21/15	128,315	131,240	(2,925)
	Euro	Buy	12/17/14	192,501	197,066	(4,565)
	Hong Kong Dollar	Buy	2/13/15	33,860	33,865	(5)
	Japanese Yen	Buy	2/13/15	47,895	50,059	(2,164)
	Singapore Dollar	Sell	2/13/15	42,385	42,881	496
	Swedish Krona	Sell	12/17/14	25,710	26,656	946
	Swiss Franc	Buy	12/17/14	58,692	61,760	(3,068)
Citibank, N.A.
	Australian Dollar	Buy	1/21/15	53,247	54,709	(1,462)
	Canadian Dollar	Buy	1/21/15	45,246	46,237	(991)
	Canadian Dollar	Sell	1/21/15	45,247	46,419	1,172
	Danish Krone	Buy	12/17/14	39,511	41,761	(2,250)
	Euro	Sell	12/17/14	35,317	40,448	5,131
Credit Suisse International
	Australian Dollar	Buy	1/21/15	95,047	97,171	(2,124)
	British Pound	Sell	12/17/14	307,065	324,342	17,277
	Canadian Dollar	Buy	1/21/15	172,950	176,712	(3,762)
	Euro	Buy	12/17/14	97,494	98,314	(820)
	Euro	Sell	12/17/14	97,494	97,900	406
	Japanese Yen	Buy	2/13/15	66,028	68,858	(2,830)
	Norwegian Krone	Sell	12/17/14	142,881	159,747	16,866
	Swedish Krona	Buy	12/17/14	219,211	233,253	(14,042)
	Swiss Franc	Buy	12/17/14	104,652	110,985	(6,333)
Deutsche Bank AG
	Australian Dollar	Buy	1/21/15	76,140	77,712	(1,572)
	British Pound	Sell	12/17/14	182,896	185,763	2,867
	Canadian Dollar	Buy	1/21/15	73,460	74,253	(793)
	Euro	Buy	12/17/14	69,514	71,478	(1,964)
	Euro	Sell	12/17/14	69,514	71,172	1,658
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/21/15	8,140	8,321	(181)
	British Pound	Buy	12/17/14	273,952	290,262	(16,310)
	Canadian Dollar	Buy	1/21/15	87,174	89,042	(1,868)
	Euro	Buy	12/17/14	91,898	93,171	(1,273)
	Euro	Sell	12/17/14	91,898	96,524	4,626
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/21/15	49,262	50,367	(1,105)
	Canadian Dollar	Buy	1/21/15	174,695	178,559	(3,864)
	Euro	Sell	12/17/14	190,884	200,327	9,443
	Israeli Shekel	Buy	1/21/15	14,844	15,861	(1,017)
	Japanese Yen	Buy	2/13/15	60,696	63,305	(2,609)
UBS AG
	Australian Dollar	Buy	1/21/15	24,334	24,876	(542)
	British Pound	Buy	12/17/14	340,489	359,644	(19,155)
WestPac Banking Corp.
	Australian Dollar	Buy	1/21/15	95,302	97,418	(2,116)
	Canadian Dollar	Buy	1/21/15	55,554	56,993	(1,439)
	Canadian Dollar	Sell	1/21/15	55,554	56,274	720
	Euro	Buy	12/17/14	1,990	2,041	(51)
	Euro	Sell	12/17/14	1,990	2,102	112
	Japanese Yen	Buy	2/13/15	9,793	10,212	(419)

Total						$(19,456)

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,403,689.
(b)	The aggregate identified cost on a tax basis is $9,156,621, resulting in gross unrealized appreciation and depreciation of $2,553,620 and $173,303, respectively, or net unrealized appreciation of $2,380,317.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $93,802, or 0.8% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$57,979	$816,254	$559,199	$56	$315,034
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $141,667, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $133,618.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $30,760 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	50.0%
	United Kingdom	12
	Japan	5.8
	Ireland	3.9
	France	3.7
	Hong Kong	3.3
	Netherlands	3.1
	Australia	2.6
	Italy	2.2
	Canada	1.9
	Singapore	1.9
	Peru	1.8
	Norway	1.6
	Switzerland	1.5
	Mexico	1.5
	United Arab Emirates	1.4
	China	1
	Spain	0.6
	Other	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $39,605 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$270,751	$—
Financials	5,785,372	4,281,134	93,904
Industrials	55,782	176,572	—
Information technology	291,970	124,752	—
Total common stocks	6,133,124	4,853,209	93,904
Short-term investments	$315,034	$141,667	$—

Totals by level	$6,448,158	$4,994,876	$93,904

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(19,456)	$—

Totals by level	$—	$(19,456)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$86,928	$106,384

Total	$86,928	$106,384

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	–	26,650	6,303	34,549	4,525	4,626	9,443	–	832	86,928

	Total Assets	$–	$26,650	$6,303	$34,549	$4,525	$4,626	$9,443	$–	$832	$86,928

	Liabilities:
	Forward currency contracts#	1,709	13,783	4,703	29,911	4,329	19,632	8,595	19,697	4,025	106,384

	Total Liabilities	$1,709	$13,783	$4,703	$29,911	$4,329	$19,632	$8,595	$19,697	$4,025	$106,384

	Total Financial and Derivative Net Assets	$(1,709)	$12,867	$1,600	$4,638	$196	$(15,006)	$848	$(19,697)	$(3,193)	$(19,456)
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$(1,709)	$12,867	$1,600	$4,638	$196	$(15,006)	$848	$(19,697)	$(3,193)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015